Assets and liabilities included in disposal group classified as held for sale - Narrative (Details) - GBP (£) £ in Millions	Apr. 24, 2026	Jun. 30, 2026
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Net assets (liabilities) classified as held for sale		£ 0
Gain on exit of American Airlines partnership	£ 225